Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The SEC has adopted a rule requiring annual disclosure of
pay-versus-performance
which shows the relationship between executive compensation actually paid and the Company’s performance. The following pay versus performance disclosure is based on upon permitted methodology, pursuant to the SEC guidance under Item 402(v) of Regulation
S-K.
Our CEO is the principal executive officer (“PEO”). The following table sets forth information concerning the compensation of our PEO and other NEOs for each of the fiscal years ending December 31, 2020, 2021 and 2022 and our financial performance for each such fiscal year:

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1,2,3)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (1,2,3)	TSR	Peer Group TSR (4)	Net Income (millions)	Tangible Book Value (millions)
2022	$10,762,373	$10,654,884	$2,808,655	$ 2,810,727	$321	$111	$ 923	$3,929

2021	$ 8,761,455	$19,701,296	$3,359,019	$ 5,536,118	$333	$126	$1,454	$3,233

2020	$ 9,261,290	$40,893,899	$3,689,256	$12,707,838	$248	$ 96	$ 307	$2,353

(1)
The PEO in each covered year is Mr. Bray. The
Non-PEO
NEOs for whom the average compensation is presented in this table are: for fiscal 2022, Messrs. Gow, Johnson, Marshall and Rawls; for fiscal 2021 and 2020, Messrs. Burns, Ebers, Marshall and Rawls.

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote 3 below.

(3)	Adjustments:

	2020		2021		2022

	PEO	Average non- PEO NEOs	PEO	Average non- PEO NEOs	PEO	Average non- PEO NEOs

Total Amounts Reported in the Summary Compensation Table for Applicable FY	$9,261,290	$3,689,256	$8,761,455	$3,359,019	$10,762,373	$2,808,655

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(3,500,000)	$(937,504)	$(4,750,000)	$(1,612,511)	$(7,250,173)	$(1,527,056)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$16,442,974	$3,646,734	$7,960,519	$2,036,075	$4,777,273	$1,069,909

Increase/deduction for Awards Granted during a Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$18,658,901	$6,298,140	$6,974,323	$1,453,292	$(1,107,235)	$(163,698)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	–	–	–	–	–	–

Increase/deduction for Awards Granted during a Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$30,734	$11,212	$754,999	$300,243	$3,472,646	$622,917

Deduction of ASC 718 Fair Value of Awards Granted during a Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	–	–	–	–	–	–

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	–	–	–	–	–	–

Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	–	–	–	–	–	–

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	–	–	–	–	–	–

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	–	–	–	–	–	–

TOTALS	$40,893,899	$12,707,838	$19,701,296	$5,536,118	$10,654,884	$2,810,727

(4)
We selected the S&P Composite 1500 Financials Index as our peer group for purposes of this disclosure. This index is also utilized in (a) our Annual Reports on Form
10-K
in connection with the required performance graph and (b) our 2023 PSU plan to measure relative TSR.

Company Selected Measure Name	Tangible Book Value
Named Executive Officers, Footnote [Text Block]	The
Non-PEO
	NEOs for whom the average compensation is presented in this table are: for fiscal 2022, Messrs. Gow, Johnson, Marshall and Rawls; for fiscal 2021 and 2020, Messrs. Burns, Ebers, Marshall and Rawls.
Peer Group Issuers, Footnote [Text Block]	We selected the S&P Composite 1500 Financials Index as our peer group for purposes of this disclosure
PEO Total Compensation Amount	$ 10,762,373	$ 8,761,455	$ 9,261,290
PEO Actually Paid Compensation Amount	$ 10,654,884	19,701,296	40,893,899
Adjustment To PEO Compensation, Footnote [Text Block]

	2020		2021		2022

	PEO	Average non- PEO NEOs	PEO	Average non- PEO NEOs	PEO	Average non- PEO NEOs

Total Amounts Reported in the Summary Compensation Table for Applicable FY	$9,261,290	$3,689,256	$8,761,455	$3,359,019	$10,762,373	$2,808,655

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(3,500,000)	$(937,504)	$(4,750,000)	$(1,612,511)	$(7,250,173)	$(1,527,056)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$16,442,974	$3,646,734	$7,960,519	$2,036,075	$4,777,273	$1,069,909

Increase/deduction for Awards Granted during a Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$18,658,901	$6,298,140	$6,974,323	$1,453,292	$(1,107,235)	$(163,698)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	–	–	–	–	–	–

Increase/deduction for Awards Granted during a Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$30,734	$11,212	$754,999	$300,243	$3,472,646	$622,917

Deduction of ASC 718 Fair Value of Awards Granted during a Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	–	–	–	–	–	–

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	–	–	–	–	–	–

Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	–	–	–	–	–	–

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	–	–	–	–	–	–

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	–	–	–	–	–	–

TOTALS	$40,893,899	$12,707,838	$19,701,296	$5,536,118	$10,654,884	$2,810,727

Non-PEO NEO Average Total Compensation Amount	$ 2,808,655	3,359,019	3,689,256
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,810,727	5,536,118	12,707,838
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2020		2021		2022

	PEO	Average non- PEO NEOs	PEO	Average non- PEO NEOs	PEO	Average non- PEO NEOs

Total Amounts Reported in the Summary Compensation Table for Applicable FY	$9,261,290	$3,689,256	$8,761,455	$3,359,019	$10,762,373	$2,808,655

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(3,500,000)	$(937,504)	$(4,750,000)	$(1,612,511)	$(7,250,173)	$(1,527,056)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$16,442,974	$3,646,734	$7,960,519	$2,036,075	$4,777,273	$1,069,909

Increase/deduction for Awards Granted during a Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$18,658,901	$6,298,140	$6,974,323	$1,453,292	$(1,107,235)	$(163,698)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	–	–	–	–	–	–

Increase/deduction for Awards Granted during a Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$30,734	$11,212	$754,999	$300,243	$3,472,646	$622,917

Deduction of ASC 718 Fair Value of Awards Granted during a Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	–	–	–	–	–	–

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	–	–	–	–	–	–

Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	–	–	–	–	–	–

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	–	–	–	–	–	–

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	–	–	–	–	–	–

TOTALS	$40,893,899	$12,707,838	$19,701,296	$5,536,118	$10,654,884	$2,810,727

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]	* Peer Group TSR is S&P Composite 1500 Financials index
Tabular List [Table Text Block]
For fiscal year 2022, our Compensation Committee identified the performance measures listed below (listed in no particular order) as the most important in its compensation-setting process for our NEOs:

Financial Performance Measures

Tangible Book Value	TSR	Adjusted EBT

Total Shareholder Return Amount	$ 321	333	248
Peer Group Total Shareholder Return Amount	111	126	96
Net Income (Loss)	$ 923,000,000	$ 1,454,000,000	$ 307,000,000
Company Selected Measure Amount	3,929	3,233	2,353
PEO Name	Mr. Bray
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Tangible Book Value
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBT
PEO [Member] | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)	$ (7,250,173)	$ (4,750,000)	$ (3,500,000)
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)	3,472,646	754,999	30,734
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)	4,777,273	7,960,519	16,442,974
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)	(1,107,235)	6,974,323	18,658,901
Non-PEO NEO [Member] | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)	(1,527,056)	(1,612,511)	(937,504)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)	622,917	300,243	11,212
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)	1,069,909	2,036,075	3,646,734
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Equity Awards (from Summary Compensation Table)	$ (163,698)	$ 1,453,292	$ 6,298,140